Loans and export prepayment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023 [1]
IfrsStatementLineItems [Line Items]
Loans and export prepayment, current liabilities	$ 127,334	$ 61,596	$ 21,807
Loans and export prepayment, non-current liabilities	13,199	112,003	$ 107,121
Current Lliabilities [Member]
IfrsStatementLineItems [Line Items]
Loans and export prepayment, current liabilities	128,046	61,596
Transactions costs	(712)
Total loans and export prepayment transactions costs	127,334	61,596
Noncurrent Liabilities [Member]
IfrsStatementLineItems [Line Items]
Loans and export prepayment, non-current liabilities	13,322	113,398
Transactions costs	(123)	(1,395)
Total loans and export prepayment transactions costs	13,199	112,003
U N I T E D S T A T E S [Member]
IfrsStatementLineItems [Line Items]
Loans and export prepayment, current liabilities	124,757	60,749
Loans and export prepayment, non-current liabilities		100,000
Export Prepayment Trade Finance [Member] | U N I T E D S T A T E S [Member] | Current Lliabilities [Member]
IfrsStatementLineItems [Line Items]
Loans and export prepayment, current liabilities	24,140	60,125
Export Prepayment Trade Finance [Member] | U N I T E D S T A T E S [Member] | Noncurrent Liabilities [Member]
IfrsStatementLineItems [Line Items]
Loans and export prepayment, non-current liabilities
Export Prepayment Agreement Synergy [Member] | U N I T E D S T A T E S [Member] | Current Lliabilities [Member]
IfrsStatementLineItems [Line Items]
Loans and export prepayment, current liabilities	100,617	624
Export Prepayment Agreements Sinergy [Member] | U N I T E D S T A T E S [Member] | Noncurrent Liabilities [Member]
IfrsStatementLineItems [Line Items]
Loans and export prepayment, non-current liabilities		100,000
Finame B D M G [Member] | B R A Z I L [Member] | Current Lliabilities [Member]
IfrsStatementLineItems [Line Items]
Loans and export prepayment, current liabilities	3,289	847
Finame B D M G [Member] | B R A Z I L [Member] | Noncurrent Liabilities [Member]
IfrsStatementLineItems [Line Items]
Loans and export prepayment, non-current liabilities	$ 13,322	$ 13,398

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.